Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

The following table sets forth information concerning the compensation of our named executive officers (NEOs) for each of the fiscal years ended December 31, 2020, 2021, 2022 and 2023, and our financial performance for each such fiscal year:

					Value of initial fixed $100 Investment based on:
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Total Shareholder Return(3)	Net Income ($mm)	Adjusted EBITDA ($mm)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$3,433,636	$5,437,796	$941,957	$1,138,318	$112	$91	$(294)	$319
2022	$3,365,550	$(39,218)	$1,872,696	$897,911	$92	$82	$100	$384
2021	$4,671,543	$5,777,281	$2,043,741	$2,523,943	$193	$112	$(110)	$464
2020	$3,421,213	$3,419,367	$1,767,492	$1,729,376	$126	$110	$37	$488

(1)	Column (c) represents compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs

2023	Mr. Udell	Mr. Graffam
2022	Mr. Udell	Messrs. Graffam and Childers
2021	Mr. Udell	Mr. Childers
2020	Mr. Udell	Mr. Childers

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2023, as adjusted for the following:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	$(2,273,293)	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of the end of 2023, determined as of the end of 2023	$3,108,171	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023, determined as of Vesting Date	$386,474	$0
Increase/deduction for Awards Granted in any prior fiscal year that were Outstanding and Unvested as of the end of 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to the end of 2023	$389,463	$175,699
Increase/deduction for Awards Granted in any prior fiscal year that Vested During 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to Vesting Date	$393,345	$20,662
Deduction of ASC 718 Fair Value of Awards Granted in any prior fiscal year that were Forfeited during 2023, determined as of the end of 2022	$0	$0
Increase based on Dividends or Other Earnings Paid during 2023 prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during 2023	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2023	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$2,004,160	$196,361

(2)	Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on December 31, 2023 or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the December 31, 2023. For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. The fair value of each performance share award is estimated on the applicable date using a Monte Carlo simulation which factors in the number of awards expected to be earned based on the achievement of the market-based condition. This model simulates the various movements of our stock price and the predetermined peer group using certain assumptions, including the stock price of our common stock and those of the peer group, stock price volatility, correlation coefficient, expected term, term-matched risk-free interest rate, and expected dividend yield.
(3)	Column (g) represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”) for the relevant fiscal year.
(4)	Column (i) represents Adjusted EBITDA, a non-GAAP measure described further in Appendix A - Supplemental Disclosure Regarding Non-GAAP Financial Information.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Column (c) represents compensation actually paid to our Principal Executive Officer (PEO) and the average compensation actually paid to our other NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:
Year	PEO	Non-PEO NEOs

2023	Mr. Udell	Mr. Graffam
2022	Mr. Udell	Messrs. Graffam and Childers
2021	Mr. Udell	Mr. Childers
2020	Mr. Udell	Mr. Childers

Peer Group Issuers, Footnote	(3)Column (g) represents the cumulative TSR (the “Peer Group TSR”) of the Nasdaq Telecommunications Index (the “Peer Group”) for the relevant fiscal year.
PEO Total Compensation Amount	$ 3,433,636	$ 3,365,550	$ 4,671,543	$ 3,421,213
PEO Actually Paid Compensation Amount	$ 5,437,796	(39,218)	5,777,281	3,419,367
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2023, as adjusted for the following:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	$(2,273,293)	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of the end of 2023, determined as of the end of 2023	$3,108,171	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023, determined as of Vesting Date	$386,474	$0
Increase/deduction for Awards Granted in any prior fiscal year that were Outstanding and Unvested as of the end of 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to the end of 2023	$389,463	$175,699
Increase/deduction for Awards Granted in any prior fiscal year that Vested During 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to Vesting Date	$393,345	$20,662
Deduction of ASC 718 Fair Value of Awards Granted in any prior fiscal year that were Forfeited during 2023, determined as of the end of 2022	$0	$0
Increase based on Dividends or Other Earnings Paid during 2023 prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during 2023	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2023	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$2,004,160	$196,361
	(2)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on December 31, 2023 or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the December 31, 2023. For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. The fair value of each performance share award is estimated on the applicable date using a Monte Carlo simulation which factors in the number of awards expected to be earned based on the achievement of the market-based condition. This model simulates the various movements of our stock price and the predetermined peer group using certain assumptions, including the stock price of our common stock and those of the peer group, stock price volatility, correlation coefficient, expected term, term-matched risk-free interest rate, and expected dividend yield.
Non-PEO NEO Average Total Compensation Amount	$ 941,957	1,872,696	2,043,741	1,767,492
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,138,318	897,911	2,523,943	1,729,376
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for 2023, as adjusted for the following:

	2023
Adjustments	PEO	Average Non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for 2023	$(2,273,293)	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Remain Unvested as of the end of 2023, determined as of the end of 2023	$3,108,171	$0
Increase based on ASC 718 Fair Value of Awards Granted during 2023 that Vested during 2023, determined as of Vesting Date	$386,474	$0
Increase/deduction for Awards Granted in any prior fiscal year that were Outstanding and Unvested as of the end of 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to the end of 2023	$389,463	$175,699
Increase/deduction for Awards Granted in any prior fiscal year that Vested During 2023, determined based on change in ASC 718 Fair Value from the end of 2022 to Vesting Date	$393,345	$20,662
Deduction of ASC 718 Fair Value of Awards Granted in any prior fiscal year that were Forfeited during 2023, determined as of the end of 2022	$0	$0
Increase based on Dividends or Other Earnings Paid during 2023 prior to Vesting Date	n/a	n/a
Increase based on Incremental Fair Value of Options/SARs Modified during 2023	n/a	n/a
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for 2023	n/a	n/a
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	n/a	n/a
TOTAL ADJUSTMENTS	$2,004,160	$196,361
	(2)Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to the following: (i) for solely service-vesting restricted stock awards, the closing price per share on December 31, 2023 or, in the case of vesting dates, the closing price per share on the applicable vesting date(s); (ii) for performance share awards, the same valuation methodology as restricted stock awards above except that the year-end values are multiplied by the probability of achievement of the applicable performance objective as of the applicable date; and (iii) for market-based awards, the fair value calculated by a Monte Carlo simulation model as of the December 31, 2023. For market-based awards, the fair value is calculated by a Monte Carlo simulation model as of the applicable date(s) to estimate the probability of satisfying the performance objective established for the award. The Monte Carlo simulation utilizes multiple input variables, including the expected volatility of our stock price and other assumptions appropriate for determining fair value. The expected volatility of our stock price is measured relative to the applicable comparative index, and a risk-free interest rate is derived from a linear interpolation of the term structure of Treasury Constant Maturities yield rates for the applicable period. The fair value of each performance share award is estimated on the applicable date using a Monte Carlo simulation which factors in the number of awards expected to be earned based on the achievement of the market-based condition. This model simulates the various movements of our stock price and the predetermined peer group using certain assumptions, including the stock price of our common stock and those of the peer group, stock price volatility, correlation coefficient, expected term, term-matched risk-free interest rate, and expected dividend yield.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023:

●	Adjusted EBITDA;

●	Revenue; and

●	TSR.

For additional details regarding our most important financial performance measures, please see the section titled “Relationship Between Financial Performance Measures” in our Compensation Discussion and Analysis (CD&A) elsewhere in this Proxy Statement.

Total Shareholder Return Amount	$ 112	92	193	126
Peer Group Total Shareholder Return Amount	91	82	112	110
Net Income (Loss)	$ (294,000,000)	$ 100,000,000	$ (110,000,000)	$ 37,000,000
Company Selected Measure Amount	319,000,000	384,000,000	464,000,000	488,000,000
PEO Name	Mr. Udell
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(4) Column (i) represents Adjusted EBITDA, a non-GAAP measure described further in Appendix A - Supplemental Disclosure Regarding Non-GAAP Financial Information.
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	TSR
PEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,004,160
PEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,273,293)
PEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,108,171
PEO | Increase in Fair Value of Awards Granted during Applicable FY ,Vested Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	386,474
PEO | Increase/ deduction for Awards Granted during Prior FY , Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	389,463
PEO | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	393,345
PEO | Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	196,361
Non-PEO NEO | Equity Awards Value In Summary Compensation Table (Grant Date Value) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase in Fair Value of Awards Granted during Applicable FY ,Vested Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Increase/ deduction for Awards Granted during Prior FY , Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	175,699
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,662
Non-PEO NEO | Fair Value of Awards Granted during Prior FY that were Forfeited [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0